Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2016 and 2015:

(in thousands)	Estimated useful life (in years)	2016	2015
Land	—	$16,327	$15,452
Buildings and improvements	5-40	301,092	302,068
Machinery and equipment	3-10	257,349	253,556
Computer software	3-7	176,227	125,396
Furniture and office equipment	3-10	89,560	92,281
Construction in progress	—	47,260	63,825
		887,815	852,578
Less: Accumulated depreciation and amortization		(451,160)	(409,634)
Property, plant and equipment, net		$436,655	$442,944

Amortization of assets acquired under capital lease obligations is included within accumulated depreciation and amortization above for the years ended December 31, 2016 and 2015, respectively. For the years ended December 31, 2016, 2015 and 2014 depreciation and amortization expense totaled $75.1 million, $59.5 million and $67.9 million, respectively. For the years ended December 31, 2016, 2015 and 2014 amortization related to computer software to be sold, leased or marketed totaled $9.3 million, $5.1 million and $6.2 million, respectively.
In 2016, we recorded asset impairment charges of $10.9 million related to the restructuring charge discussed in Note 6. Impairments included $7.5 million of computer software to be sold, leased or marketed, $1.7 million in machinery and equipment, $1.5 million in internal-use software, $0.1 million in furniture and office equipment and $0.1 million in buildings and improvements. In 2015, we recorded asset impairment charges of $3.1 million, of which $1.0 million related to computer software to be sold, leased or marketed related to the abandonment of certain projects following the acquisition of MO BIO.
Repairs and maintenance expense was $13.0 million, $15.4 million and $15.9 million in 2016, 2015 and 2014, respectively. For the year ended December 31, 2016 and 2015, construction in progress primarily includes amounts related to ongoing software development projects. For the years ended December 31, 2016, 2015 and 2014, interest capitalized in connection with construction projects was not significant.